Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Summary of Accrued Expenses

Accrued Expenses at September 30, 2014 and December 31, 2013 consist of:

	September 30, 2014	December 31, 2013
Accrued warranties	$1,590	$545
Rebates, allowances and discounts	1,056	12
Other accrued expenses	1,500	1,601

Total accrued expenses	$4,146	$2,158

Accrued expenses consist of:

	2013	2012
Accrued warranties	$545	$571
Other accrued expenses	1,613	909

Total accrued expenses	$2,158	$1,480

Schedule of Changes in Product Warranty

A summary of warranty accrual activity for the nine months ended September 30, 2014 is as follows:

Nine months ended September 30,
2014
Balance as of December 31, 2013	$545
Provisions, net of reversals	1,535
Settlements	(490)

Balance as of September 30, 2014	$1,590

Changes in the Company’s product warranty accrual during 2013 and 2012 consisted of the following:

	2013	2012
Beginning balance	$571	$1,302
Provisions, net of reversals	222	(331)
Settlements	(248)	(400)

Ending balance	$545	$571